Commitments and Contingencies - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Total office rental expenses under all operating leases	¥ 13.5	¥ 3.7	¥ 0.5
Maximum
Operating Leased Assets [Line Items]
Operating leases terms	2 years